    As filed with the Securities and Exchange Commission on October 29, 1999
                                                       1933 Act File No. 2-11401
                                                       1940 Act File No. 811-203


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 77


                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 28


                          MASSACHUSETTS INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
             Stephen E. Cavan, Massachusetts Financial Services Co.,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
 It is proposed that this filing will become effective (check appropriate box):


|_| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                          MASSACHUSETTS INVESTORS TRUST

           Supplement dated January 1, 2000 to the Current Prospectus


This Supplement describes the fund's Class J Shares, and it supplements certain information in the fund's Prospectus dated May 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Class J shares are available for purchase only by Japanese investors. Class J shares may only be offered or sold outside the United States and this supplement does not constitute an offer of class J shares to any person who resides within the United States.

1.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Shareholder Fees (fees paid directly from your investment)

                                                                       Class J
     Maximum Sales Charge (Load) Imposed on Purchase
         (as a percentage of offering price)........................    2.00%

     Maximum Deferred Sales Charge (Load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less).........................................    None


  Annual Fund Operating Expenses (expenses that are deducted from fund assets)


      Management Fees...............................................    0.33%
      Distribution and Service (12b-1) Fees.........................    1.00%
      Other Expenses(1)(2)..........................................    0.20%
      Total Annual Fund Operating Expenses..........................    1.53%

-----------------------


(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund. Had these fee reductions been taken into account, "Total Annual Operating Expenses" for Class J shares would be lower, and would be estimated to be 1.52%.


(2) "Other Expenses" are estimated.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Class J expenses are as follows:

     The example assumes that:

          o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

          o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

          o    The fund's operating expenses remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

          Share Class          Year 1          Year 3
          -----------          ------          ------


         Class J shares         $353            $674


2.   DESCRIPTIONS OF SHARE CLASSES

     Five classes of shares of the fund currently are offered for sale, class A shares, class B shares, class C shares, class I shares and class J shares. Class A shares, class B shares, class C shares and class I shares are described in the fund's prospectus and are available for purchase by the general public or by certain institutional investors. Class J shares are described below.

     Class J Shares. Class J shares are offered exclusively to Japanese investors through financial institutions in Japan. Class J shares are offered at net asset value plus an initial sales charge as follows:

                                          Sales Charge as
                                           Percentage of:

       Amount of Purchase       Offering Price        Net Amount Invested


       All amounts                   2.00%                     2.04%

     Distribution and Service Fees. The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class J shares and the services provided to you by your financial adviser. The class J annual distribution and service fees are equal to 1.00% (0.25% service fee and 0.75% distribution fee), and are paid out of the assets of class J shares. These fees are paid to MFD by the fund, and MFD in turns pays a portion of these fees to dealers.

3.       HOW TO PURCHASE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:


     How to Purchase Shares. You can establish an account by having your financial adviser process your purchase. The minimum initial investment is one share and there is no minimum investment with respect to subsequent purchases.


     How to Redeem Shares. You may withdraw all or any portion of the value of your account on any date the fund is open for business by selling your shares to the fund through a dealer, who may charge you a fee. If the dealer receives your order prior to the close of regular trading on the New York Stock Exchange and communicates it to MFS before the close of the business on the same day, you will receive the net asset value calculated on that day, reduced by an amount of any income tax required to be withheld.

4.   INVESTOR SERVICES AND PROGRAMS

     The shareholder services, as described in the Prospectus, do not apply to class J shares, except that shareholders will receive confirmation statements and tax information and will receive all dividend and capital gain distributions in cash.



























                 The date of this Supplement is January 1, 2000.

The Prospectus dated May 1, 1999 of Massachusetts Investors Trust (the "Fund") is incorporated in this Post-Effective Amendment No. 77 by reference to the Prospectus of the Fund filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on May 3, 1999.

The Statement of Additional Information Part I and Part II dated May 1, 1999 of Massachusetts Investors Trust (the "Fund") is incorporated in this Post-Effective Amendment No. 77 by reference to the Statement of Additional Information of the Fund filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on May 3, 1999.

                          MASSACHUSETTS INVESTORS TRUST

                                     PART C


Item 23.   Financial Statements and Exhibits

           (a) Financial Statements Included in Part A:
                  For the five years ended December 31, 1998:
                      Financial Highlights

               Financial Statements Included in Part B:
                  At December 31, 1998:
                      Portfolio of Investments*
                      Statement of Assets and Liabilities*

                  For the two years ended December 31, 1998:
                      Statement of Changes in Net Assets*

                  For the year ended December 31, 1998:
                      Statement of Operations*
---------------------

*    Incorporated   herein  by  reference  to  the  Trust's  Annual  Report  to shareholders dated December 31, 1998, filed with the SEC via EDGAR on March 2, 1999.


           (b) Exhibits

                1 (a) Agreement and Declaration of Trust, dated March 21, 1924, as amended through September 29, 1994.  (3)

                  (b) Certification of Amendment to the Agreement and
                      Declaration of Trust dated May 15, 1996.  (8)

                  (c) Certification of Amendment to the Agreement and
                      Declaration of Trust, dated June 20, 1996. (10).

                  (d) Certification of Amendment to the Agreement and
                      Declaration of Trust, dated December 19, 1996.  (16)


                  (e) Form of Certification of Amendment to Declaration of
                      Trust - Establishment and Designation of Class; filed herewith.


                2     Not Applicable.

                3     Share Certificate for Classes of Shares.  (9)


                4     Investment Advisory Agreement.  (19)


                5 (a) Distribution Agreement dated January 1, 1995.  (3)

                  (b) Dealer Agreement between MFS Fund Distributors, Inc.
                      ("MFD") and a dealer and The Mutual Fund Agreement between MFD and a bank or NASD affiliate, as amended on
                      April 11, 1997.  (15)


                6 Retirement Plan for Non-Interested Person Trustees, as amended and restated February 17, 1999. (21)


                7 (a) Custodian Agreement, dated December 6, 1934.  (6)

                  (b) Amendment to Custodian Agreement, dated February 22,
                      1978.  (6)

                  (c) Amendment to Custodian Agreement, dated February 29,
                      1988.  (6)

                  (d) Amendment to Custodian Agreement, dated October 1,
                      1989.  (6)

                  (e) Amendment to Custodian Agreement, dated October 21,
                      1993.  (6)

                  (f) Amendment to Custodian Agreement, dated December 15,
                      1993.  (3)

                8 (a) Shareholder Servicing Agent Agreement, dated August 1,
                      1985.  (6)


                  (b) Amendment to Shareholder Servicing Agreement, dated April
                      1,  1999 to amend fee schedule; filed herewith.


                  (c) Exchange Privilege Agreement, dated July 30, 1997.  (7)


                  (d) Dividend Disbursing Agency Agreement, dated February 1,
                      1986. (4)

                  (e) Master Administrative Services Agreement, dated
                      March 1, 1997 as amended and restated April 1, 1999. (20)

                9 (a) Legal Opinion Consent, dated October 27, 1999; filed herewith.

                  (b) Opinion and Consent of Counsel.  (19)

               10     Consent of Deloitte & Touche LLP.  (19)


               11     Not Applicable.

               12     Not Applicable.

               13 (a) Master Distribution Plan pursuant to 12b-1 under the
                      Investment Company Act of 1940, effective January 1, 1997. (12)


                  (b) Exhibits as revised August 1, 1999, to Master Distribution
                      Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to replace those exhibits to the Master Distribution Plan contained in Exhibit 13(a) above. (1)

               14     Financial Data Schedules.  (19)


               15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 effective September 30, 1996, as amended and restated (Exhibit A dated May 27, 1998). (17)

               Power of Attorney, dated September 21, 1994. (3)
               Power of Attorney, dated February 19, 1998. (18)
-----------------------------

(1) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 21, filed with the SEC via EDGAR on September 29, 1999.

(2) Incorporated by reference to Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(3) Incorporated by reference to Post-Effective Amendment No. 68 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on April 28, 1995.
(4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28, filed with the SEC via EDGAR on July 28, 1995.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32, filed with the SEC via EDGAR on August 28, 1995.
(6) Incorporated by reference to Post-Effective Amendment No. 69 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on October 13, 1995.
(7) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64, filed with the SEC via EDGAR on October 29, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 71 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on May 28, 1996.
(9) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on August 27, 1996.
(10) Incorporated by reference to Post-Effective Amendment No. 72 to the Trust's Registration Statement on Form N-1A, filed with the SEC via EDGAR on August 29, 1996.
(11) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 39, filed with the SEC via EDGAR on February 26, 1999.

(12) Incorporated by reference to MFS Series Trust IV (File Nos. 2-54607 and 811-2594) Post-Effective Amendment No. 30, filed with the SEC via EDGAR on December 27, 1996.
(13) Incorporated by reference to MFS Series Trust VIII (File Nos. 33-37972 and 811-5262) Post-Effective Amendment No. 14, filed with the SEC via EDGAR on February 26, 1998.
(14) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 28, filed with the SEC via EDGAR on June 26, 1997.
(15) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 24, filed with the SEC via EDGAR on June 26, 1997.
(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 74, filed with the SEC via EDGAR on April 30, 1997.
(17) Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 27, filed with the SEC via EDGAR on May 29, 1998.
(18) Incorporated by reference to the Registrant's Post-Effective Amendment No. 75, filed with the SEC via EDGAR on April 30, 1998.

(19) Incorporated by reference to the Registrant's Post-Effective Amendment No. 76, filed with the SEC via EDGAR on February 26, 1999.
(20) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28, filed with the SEC via EDGAR on March 31, 1999.
(21) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 39, filed with the SEC via EDGAR on February 26, 1999.


Item 24.   Persons Controlled by or under Common Control with Registrant

           Not applicable.

Item 25.   Indemnification

           Reference is hereby made to (a) Section VI of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 68, filed with the SEC on April 28, 1995 and (b)
Section 9 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 69, filed with the SEC via EDGAR on October 13, 1995.

           The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.   Business and Other Connections of Investment Adviser


           MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has twelve series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund,

MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities
Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth
Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS
Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has eleven series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund and MFS Concentrated Growth Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund), and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           MFS also  serves as  investment  adviser  of the  following  open-end
Funds: MFS Institutional Trust ("MFSIT") (which has ten series) and MFS Variable Insurance Trust ("MVI") (which has fifteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

           In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities
Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston,
Massachusetts   02116.   The   principal   business   address  of  each  of  the
aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

           Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

           MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

           MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George
Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

           MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

           MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

           MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

           MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

           MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

           Massachusetts Investment Management Co., Ltd. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

           MFS Heritage Trust Company ("MFS Trust"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

           United Funds Management LTD. ("UFM"), an Australian Company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square 264-278, George St., Sydney, NSW2000, is an investment manager and distributor of Australian superannuation unit trusts.

           MFS

           The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President and Secretary, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

           Massachusetts Investors Trust
           Massachusetts Investors Growth Stock Fund
           MFS Growth Opportunities Fund
           MFS Government Securities Fund
           MFS Series Trust I
           MFS Series Trust V
           MFS Series Trust VI
           MFS Series Trust X
           MFS Government Limited Maturity Fund

           Stephen E. Cavan is the Secretary, W. Thomas London, a Senior Vice President of MFS, is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

           MFS Series Trust II

           Leslie J. Nanberg, Senior Vice President and Chief Economist of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Government Markets Income Trust
           MFS Intermediate Income Trust

           Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Series Trust III

           James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS (Mr. Manning is also Director of Fixed Income Research and Chief of Fixed Income Strategy and Ms. Batchelder is also Chief Fixed Income Officer), and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Series Trust IV
           MFS Series Trust IX

           Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Series Trust VII

           Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Series Trust VIII

           Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Municipal Series Trust

           Robert A. Dennis is Vice President, Geoffrey L. Schechter, Vice President of MFS, is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Variable Insurance Trust
           MFS Series Trust XI
           MFS Institutional Trust

           Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Municipal Income Trust

           Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Multimarket Income Trust
           MFS Charter Income Trust

           Leslie J. Nanberg and James T. Swanson are Vice  Presidents,  Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Special Value Trust

           Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS/Sun Life Series Trust

           John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           Money Market Variable Account
           High Yield Variable Account
           Capital Appreciation Variable Account
           Government Securities Variable Account
           Total Return Variable Account
           World Governments Variable Account
           Managed Sectors Variable Account

           John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

           MIL Funds

           Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Meridian Funds

           Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

           Vertex

           Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

           MIL

           Peter D. Laird is President and a Director,  Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

           MIL-UK

           Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold
D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

           MFSI - Australia

           Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the
Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

           MFS Holdings - Australia

           Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

           MFD

           Arnold D. Scott and  Jeffrey  L.  Shames  are  Directors,  William W.
Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

           MFSC

           Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W.
Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

           MFSI

           Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the

Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

           RSI

           Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

           MIMCO

           Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

           MFS Trust

           The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

           UFM

           The Directors of UFM are Thomas J. Cashman, Jr. and Susan Gosling. Graham Lenzner is the Chairman and Thomas J. Murray is Chief Financial Officer, Treasurer and Secretary.

           In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

           Donald A. Stewart       Chairman, Sun Life Assurance Company of
                                   Canada, Sun Life Centre, 150 King Street
                                   West, Toronto, Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

           C. James Prieur         President and a Director, Sun Life Assurance
                                   Company of Canada, Sun Life Centre, 150 King
                                   Street West, Toronto,  Ontario,  Canada (Mr.
                                   Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                   Life)

           William W. Stinson      Director, Sun Life Assurance Company of
                                   Canada,  Sun Life  Centre,  150 King  Street
                                   West, Toronto, Ontario, Canada; Chairman of the Executive Committee of United Dominion
                                   Industries Limited


Item 27.   Distributors

           (a) Reference is hereby made to Item 26 above.

           (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

           (c) Not applicable.

Item 28.   Location of Accounts and Records

           The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant at the following locations:

                 NAME                                 ADDRESS

           Massachusetts Financial Services       500 Boylston Street
             Company (investment adviser)         Boston, MA 02116

           MFS Funds Distributors, Inc.           500 Boylston Street
             (principal underwriter)              Boston, MA 02116

           State Street Bank and Trust Company    State Street South
             (custodian)                          5 - West
                                                  North Quincy, MA 02171


           MFS Service Center, Inc.               2 Avenue de Lafayette
             (transfer agent)                     Boston, MA 02111


Item 29.   Management Services

           Not Applicable.

Item 30.   Undertakings

           Not applicable.

                              SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of October, 1999.

                                        MASSACHUSETTS INVESTORS TRUST


                                        By:     JAMES R. BORDEWICK, JR.
                                        Name:   James R. Bordewick, Jr.
                                        Title:  Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on October 27, 1999.

         SIGNATURE                           TITLE


JEFFREY L. SHAMES*              Chairman, President (Principal
Jeffrey L. Shames                    Executive Officer) and Trustee


W. THOMAS LONDON*               Treasurer (Principal Financial Officer
W. Thomas London                     and Principal Accounting Officer)


RICHARD B. BAILEY*              Trustee
Richard B. Bailey


J. ATWOOD IVES*                 Trustee
J. Atwood Ives


LAWRENCE T. PERERA*      Trustee
Lawrence T. Perera


WILLIAM J. POORVU*              Trustee
William J. Poorvu


CHARLES W. SCHMIDT*      Trustee
Charles W. Schmidt


ARNOLD D. SCOTT*                Trustee
Arnold D. Scott


ELAINE R. SMITH*                Trustee
Elaine R. Smith


DAVID B. STONE*                 Trustee
David B. Stone


                                        *By:    /s/ JAMES R. BORDEWICK, JR.
                                        Name:   James R. Bordewick, Jr.
                                                   as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr. on
                                        behalf of those  indicated  pursuant to
                                        (i) a Power of Attorney dated  September
                                        21, 1994, incorporated by reference to
                                        the Registrant's Post-Effective
                                        Amendment No. 68 filed with the
                                        Securities  and  Exchange  Commission on
                                        April 28, 1995 and (ii) a Power of
                                        Attorney dated February 19, 1998,
                                        incorporated by reference to the
                                        Registrant's Post-Effective Amendment
                                        No. 75 filed with the SEC via EDGAR on
                                        April 30, 1998.

                                INDEX TO EXHIBITS


EXHIBIT NO.                           DESCRIPTION OF EXHIBIT

   1 (e) Form of Certification of Amendment to Declaration of Trust - Establishment and Designation of Class.

   8 (b) Amendment to Shareholder Servicing Agreement, dated April 1, 1999 to amend fee schedule.

   9 (a)              Legal Opinion Consent, dated October 27, 1999.